Capital Management Investment Trust

Capital Management Mid-Cap Fund

Supplement
Dated May 27, 2008.

This Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated March 31, 2008 for Capital Management Mid-Cap Fund (“Fund”), a series of Capital Management Investment Trust (“Trust”), updates the Prospectus and SAI to revise the information as described below.  For further information, please contact the Fund toll-free at 1-888-626-3863.  You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Matrix Capital Group, Inc. at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania 19090-1904, or by calling the Fund toll-free at the number above.

1.           All references to the Fund’s Administrator and Transfer Agent in the Prospectus and SAI should be changed to Matrix Capital Group, Inc.

2.           The mailing address for the Fund provided in the Prospectus and SAI, including the address for inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares should be updated to be as follows:

Capital Management Investment Trust
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, Pennsylvania 19090-1904

4.           For persons desiring to invest in the Fund by bank wire, your bank should use the following new wire instructions beginning May 27, 2008:

US Bank
ABA #042000013
For credit to: Capital Management Mid-Cap Fund
Account #130109605555
For further credit to:  [shareholder’s name and account #]

6.           The fax number 252-972-1908 in the Prospectus is updated to be 215-830-8995.

7.           The Fund currently does not have an e-mail or internet address.

8.           The minimum initial investment for Investor Shares of the Fund as described in the section entitled “Investing in the Fund” in the Prospectus has been reduced to a $1,000 minimum initial investment.

9.       The minimum initial investment for Institutional Shares of the Fund as described in the section entitled “Investing in the Fund” in the Prospectus has been reduced to a $25,000 minimum initial investment.

10.         The sections entitled “Administrator” and “The Transfer Agent” in the Prospectus are amended and revised to read as follows:

“FUND ADMINISTRATION AND TRANSFER AGENT.  Effective May 27, 2008 Matrix Capital Group, Inc. (“Matrix”) serves as the Fund’s administrator providing the Fund with administrative, accounting and compliance services.  In addition, Matrix serves as the transfer agent and dividend-disbursing agent of the Fund.  Matrix will handle your orders to purchase and redeem Shares of the Fund, and will disburse dividends paid by the Fund.”

10.         The sections entitled “Fund Accountant and Administrator” and “Transfer Agent” in the SAI are amended and revised to read as follows:

“ADMINISTRATOR AND TRANSFER AGENT.  Effective May 27, 2008 Matrix Capital Group, Inc. (“Matrix”) with principal business offices at 335 Madison Avenue, New York, NY 10017 provides accounting, administrative, transfer agent, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”).  Under the Services Agreement, Matrix is responsible for a wide variety of functions, including but not limited to: (a) fund accounting; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholder; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

Under the Services Agreement, the Trust pays Matrix a base fee of $15,000 per year; plus an additional asset base fee as the following rates:

0.20% of the Fund’s assets from $0 to $50,000
0.15% of the Fund’s assets from $50,000 to $100,000
0.10% of the Fund’s assets from $100,000 to $200,000
0.05% of the Fund’s assets from $200,000 and above

In addition, Matrix is entitled to reimbursement for certain out-of-pocket expenses.

12.         The section entitled “Management and Other Service Providers – Trustees and Officers” in the SAI is amended and revised as follows:

“TRUSTEES AND OFFICERS.  The Trustees are responsible for the management and supervision of the Fund.  The Trustees set broad policies for the Fund and choose the Fund’s officers.  The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents.  Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents.  The following chart shows information for each Trustee, including the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”) and the Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”), as well as each officer of the Trust.  The address of each Trustee and officer, unless otherwise indicated, is 140 Broadway, 44th Floor, New York, New York 10005.

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Lucius E. Burch, III, 66	Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Burch Investment Group, formerly Massey Burch Investment Group, Inc. (venture capital firm)	2	None
Paul J. Camilleri, 60	Trustee	Since 2/07	Arbitrator for the National Association of Securities Dealers and New York Stock Exchange; previously, Consultant (2001-2003) to Credit Suisse (broker/dealer)	2	None
Anthony J. Walton, 65	Trustee	Since 12/94	Vice Chairman (Since 2005) of Standard Chartered Bank (commercial bank); Managing Director (since 2005) of Econban Finance, LLC (investment bank); Chief Executive Officer (since 1995) of Armstrong Holdings Corporation (private investment and corporate finance advisory firm); previously, Partner (2000-2004) of McFarland Dewey & Company, LLC (investment bank)	2	None
Interested Trustees*
David V. Shields, 68** Shields & Company 140 Broadway Street 44th Floor New York, NY 10005	Trustee	Since 12/94	Director (since 1983) of Capital Management Associates, Inc. (investment advisor to the Fund); President and Managing Director (since 1982) of Shields & Company (broker/dealer and distributor to the Fund)	2	None
Joseph V. Shields, Jr., 70** Shields & Company 140 Broadway Street 44th Floor New York, NY 10005	Chairman and Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Capital Management Associates, Inc.; Chairman and Managing Director (since 1982) of Shields & Company	2	Chairman of Board of Trustees – BBH Trust for the 12 series of the trust (registered investment companies); Director (since 1989) of Flowers Foods, Inc. (NYSE listed food company).
*   Basis of Interestedness:  David V. Shields and Joseph V. Shields, Jr. are Interested Trustees because they are officers and principal owners of Capital Management Associates, Inc., the Fund’s investment advisor, and Shields & Company, the Fund’s distributor.
**  David V. Shields and Joseph V. Shields, Jr. are brothers.

Officers
Ralph J. Scarpa, 71 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	President, Principal Executive Officer, and Principal Financial Officer	Since 01/07
President (since January 2007) of Capital Management Associates, Inc.; Senior Vice President and Managing Director and Secretary of Shields & Company; previously, Senior Vice President of Capital Management Associates, Inc.

			n/a	n/a
Christopher F. Meyer, 58 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	Chief Compliance Officer	Since 5/06
Compliance Officer of Capital Management Associates, Inc. (since April 2006); Compliance Officer of Shields & Company (since April 2006); previously, Senior Finance Coordinator and Supervising Senior Examiner of the New York Stock Exchange, Inc.
			n/a	n/a
Larry E. Beaver, Jr., 38 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building “A”, 2nd Floor Willow Grove, PA 19090	Treasurer and Assistant Secretary	Since 5/27/08
Director of Mutual Fund Accounting and Administration (since January 2005) of Matrix Capital Group, Inc. (administrator and transfer agent to the Fund); previously Fund Accounting Manager (May 2003 to January 2005) of InCap Services, Inc. (mutual fund service provider) and Fund Account Supervisor of InCap Services, Inc. (and its predecessor company Declaration Group) (October 2001 to April 2003).
			n/a	n/a
David F. Ganley, 62 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building “A”, 2nd Floor Willow Grove, PA 19090	Secretary and Assistant Treasurer	Since 5/27/08
Senior Vice President (since January 2005) of Matrix Capital Group, Inc.; previously president of InCap Securities, Inc. (broker/dealer) and chief administration officer of InCap Services, Inc. (2001 to 2005).
			n/a	n/a

Investors Should Retain This Supplement for Future Reference

Capital Management Investment Trust

Capital Management Small-Cap Fund

Supplement
Dated May 27, 2008.

This Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated March 31, 2008 for Capital Management Small-Cap Fund (“Fund”), a series of Capital Management Investment Trust (“Trust”), updates the Prospectus and SAI to revise the information as described below.  For further information, please contact the Fund toll-free at 1-888-626-3863.  You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Matrix Capital Group, Inc. at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania 19090-1904, or by calling the Fund toll-free at the number above.

1.           All references to the Fund’s Administrator and Transfer Agent in the Prospectus and SAI should be changed to Matrix Capital Group, Inc.

2.           The mailing address for the Fund provided in the Prospectus and SAI, including the address for inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares should be updated to be as follows:

Capital Management Investment Trust
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, Pennsylvania 19090-1904

4.           For persons desiring to invest in the Fund by bank wire, your bank should use the following new wire instructions beginning May 27, 2008:

US Bank
ABA #042000013
For credit to: Capital Management Small-Cap Fund
Account #130109605563
For further credit to:  [shareholder’s name and account #]

6.           The fax number 252-972-1908 in the Prospectus is updated to be 215-830-8995.

7.           The Fund currently does not have an e-mail or internet address.

8.           The minimum initial investment for Investor Shares of the Fund as described in the section entitled “Investing in the Fund” in the Prospectus has been reduced to a $1,000 minimum initial investment.

9.       The minimum initial investment for Institutional Shares of the Fund as described in the section entitled “Investing in the Fund” in the Prospectus has been reduced to a $25,000 minimum initial investment.

10.         The sections entitled “Administrator” and “The Transfer Agent” in the Prospectus are amended and revised to read as follows:

“FUND ADMINISTRATION AND TRANSFER AGENT.  Effective May 27, 2008 Matrix Capital Group, Inc. (“Matrix”) serves as the Fund’s administrator providing the Fund with administrative, accounting and compliance services.  In addition, Matrix serves as the transfer agent and dividend-disbursing agent of the Fund.  Matrix will handle your orders to purchase and redeem Shares of the Fund, and will disburse dividends paid by the Fund.”

10.         The sections entitled “Fund Accountant and Administrator” and “Transfer Agent” in the SAI are amended and revised to read as follows:

“ADMINISTRATOR AND TRANSFER AGENT.  Effective May 27, 2008 Matrix Capital Group, Inc. (“Matrix”) with principal business offices at 335 Madison Avenue, New York, NY 10017 provides accounting, administrative, transfer agent, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”).  Under the Services Agreement, Matrix is responsible for a wide variety of functions, including but not limited to: (a) fund accounting; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholder; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

Under the Services Agreement, the Trust pays Matrix a base fee of $15,000 per year; plus an additional asset base fee as the following rates:

0.20% of the Fund’s assets from $0 to $50,000
0.15% of the Fund’s assets from $50,000 to $100,000
0.10% of the Fund’s assets from $100,000 to $200,000
0.05% of the Fund’s assets from $200,000 and above

In addition, Matrix is entitled to reimbursement for certain out-of-pocket expenses.

12.         The section entitled “Management and Other Service Providers – Trustees and Officers” in the SAI is amended and revised as follows:

“TRUSTEES AND OFFICERS.  The Trustees are responsible for the management and supervision of the Fund.  The Trustees set broad policies for the Fund and choose the Fund’s officers.  The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents.  Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents.  The following chart shows information for each Trustee, including the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”) and the Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”), as well as each officer of the Trust.  The address of each Trustee and officer, unless otherwise indicated, is 140 Broadway, 44th Floor, New York, New York 10005.

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Lucius E. Burch, III, 66	Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Burch Investment Group, formerly Massey Burch Investment Group, Inc. (venture capital firm)	2	None
Paul J. Camilleri, 60	Trustee	Since 2/07	Arbitrator for the National Association of Securities Dealers and New York Stock Exchange; previously, Consultant (2001-2003) to Credit Suisse (broker/dealer)	2	None
Anthony J. Walton, 65	Trustee	Since 12/94	Vice Chairman (Since 2005) of Standard Chartered Bank (commercial bank); Managing Director (since 2005) of Econban Finance, LLC (investment bank); Chief Executive Officer (since 1995) of Armstrong Holdings Corporation (private investment and corporate finance advisory firm); previously, Partner (2000-2004) of McFarland Dewey & Company, LLC (investment bank)	2	None
Interested Trustees*
David V. Shields, 68** Shields & Company 140 Broadway Street 44th Floor New York, NY 10005	Trustee	Since 12/94	Director (since 1983) of Capital Management Associates, Inc. (investment advisor to the Fund); President and Managing Director (since 1982) of Shields & Company (broker/dealer and distributor to the Fund)	2	None
Joseph V. Shields, Jr., 70** Shields & Company 140 Broadway Street 44th Floor New York, NY 10005	Chairman and Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Capital Management Associates, Inc.; Chairman and Managing Director (since 1982) of Shields & Company	2	Chairman of Board of Trustees – BBH Trust for the 12 series of the trust (registered investment companies); Director (since 1989) of Flowers Foods, Inc. (NYSE listed food company).
*    Basis of Interestedness:  David V. Shields and Joseph V. Shields, Jr. are Interested Trustees because they are officers and principal owners of Capital Management Associates, Inc., the Fund’s investment advisor, and Shields & Company, the Fund’s distributor.
** David V. Shields and Joseph V. Shields, Jr. are brothers.

Officers
Ralph J. Scarpa, 71 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	President, Principal Executive Officer, and Principal Financial Officer	Since 01/07
President (since January 2007) of Capital Management Associates, Inc.; Senior Vice President and Managing Director and Secretary of Shields & Company; previously, Senior Vice President of Capital Management Associates, Inc.

			n/a	n/a
Christopher F. Meyer, 58 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	Chief Compliance Officer	Since 5/06
Compliance Officer of Capital Management Associates, Inc. (since April 2006); Compliance Officer of Shields & Company (since April 2006); previously, Senior Finance Coordinator and Supervising Senior Examiner of the New York Stock Exchange, Inc.
			n/a	n/a
Larry E. Beaver, Jr., 38 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building “A”, 2nd Floor Willow Grove, PA 19090	Treasurer and Assistant Secretary	Since 5/27/08
Director of Mutual Fund Accounting and Administration (since January 2005) of Matrix Capital Group, Inc. (administrator and transfer agent to the Fund); previously Fund Accounting Manager (May 2003 to January 2005) of InCap Services, Inc. (mutual fund service provider) and Fund Account Supervisor of InCap Services, Inc. (and its predecessor company Declaration Group) (October 2001 to April 2003).
			n/a	n/a
David F. Ganley, 62 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building “A”, 2nd Floor Willow Grove, PA 19090	Secretary and Assistant Treasurer	Since 5/27/08
Senior Vice President (since January 2005) of Matrix Capital Group, Inc.; previously president of InCap Securities, Inc. (broker/dealer) and chief administration officer of InCap Services, Inc. (2001 to 2005).
			n/a	n/a

Investors Should Retain This Supplement for Future Reference